Other Income	6 Months Ended
Sep. 30, 2024
Other Income [Abstract]
OTHER INCOME

NOTE 3A — OTHER INCOME

Other income	For the 6 months period ended September 30, 2024	For the 6 months period ended September 30, 2023
Fair value gain on warrant liability	-	2,106
Miscellaneous Income	7	-
Sundry Balances written back	8,372	50,113
Profit on Termination of Lease	30,396	-
	38,775	52,219